EMPLOYEE BENEFITS (Details 2) $ in Thousands	Dec. 31, 2018 USD ($)
Discount rate [member]
Increase in 100 bps	$ (4,476)
Decrease in 100 bps	5,151
Wage growth rates [member]
Increase in 100 bps	4,881
Decrease in 100 bps	$ (4,468)